STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 04, 2020	Aug. 08, 2019	Nov. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 08, 2022	May 13, 2022	Jan. 12, 2022	Oct. 31, 2021	Sep. 30, 2021	Sep. 28, 2021	Aug. 17, 2021	May 31, 2021	Mar. 31, 2021	Oct. 31, 2020	Jun. 05, 2020	Oct. 25, 2019	Oct. 24, 2019	Jan. 25, 2019
Number Of Warrants Outstanding		48,106						48,106	48,106
Exercise Price Of Warrants		$ 3.118125									$ 4.25						$ 9	$ 9
Convertible Preferred Stock Shares Sold		1,000,000
Investor Relationship Service, Description	Under the terms of the agreement, the Company issued warrants to purchase up to 40,000 shares of our common stock at an exercise price of $6.00 per share. The warrants expire five years after the date of issuance. Approximately $220,000 of expense was recognized for the warrants issued for the services provide by the vendor.	Under the terms of the agreement, the Company issued warrants to purchase up to 120,000 shares of our common stock at an exercise price of $2.00 per share. The warrants expire five years after the date of issuance. Approximately $220,000 of expense was recognized for the warrants issued for the services provide by the vendor.
Warrants Purchased	106,667							250,000
Warrants Exercise Price																		$ 9		$ 1.50
General And Administrative Expense				$ 878,861	$ 831,781	$ 3,148,035	$ 1,608,642	$ 3,882,706	$ 2,003,107
Stock based compensation expense				$ 308,823	$ 168,375	751,607	187,065	473,748	54,283
Restricted Stock Units [Member]
General And Administrative Expense						$ 751,607	102,297
Total Compensation Cost Not Yet Recognized								932,493
Common stock issued for RSUs vested				16,667		16,667				16,667		16,667
Granted Service-based Rsus																			55,000
Performance Based Rsus			50,000
Performance Based Rsus Vesting Period			In November 2020, the Company granted 16,667 performance based RSUs to a consultant vesting over a period of one year.
Granted Service Based Rsus To Executive Officer													16,667	41,919			3,333
Granted Service Based Rsus To Legal Counsel														50,000
Stock based compensation expense						$ 515,941		364,057
Weighted Average Fair Value Of Rsus Granted								$ 669,750	$ 626,800
Outstanding Executive Officers Stock Options Exercisable								832,482	689,517
Outstanding Executive Officers Stock Options Exercisable Per Share								$ 10.14	$ 0.79023
Weighted Average Remaining Contractual Life								6 years 10 months 24 days	8 years 8 months 12 days
Remaining Weighted Average Vesting Period						9 months		1 year
Unvested RSUs granted to executive officers				387,404		387,404		61,919
Options Acquire Shares Of Common Stock																							8,018
Options Acquire Shares Of Common Stock Exercise Price																							$ 0.2635
Options Acquire Shares Of Common Stock Exercise Price Description						executive officers stock options exercisable at $0.7902 to $10.1400 and $0.7902 to $10.1400 per share		The stock options have an exercise price of $0.7905 and vest quarterly over a one-year period commencing January 1, 2020. The stock options have a five-year term.
Vested Options Exercised								8,018
Options To Acquire Shares Of Common Stock																					8,018
Options To Acquire Shares Of Common Stock Exercise Price																					$ 0.7905
Options To Acquire Shares Forfeited																					8,018
Restricted Stock Units [Member] | Officer [Member]
Stock Options Vested								254,783	137,191
Stock Options Acquire Shares Of Common Stock																					352,776
Stock Options Acquire Shares Of Common Stock Exercise Price																					$ 0.7905
Employment Agreement Term								The stock options vest in 36 equal monthly installments of 9,799 shares during the term of his Employment Agreement.
Rsus Granted														20,959
Rsus Granted Per Share														$ 8.85
Restricted Stock Units [Member] | Chief Revenue Officer [Member]
Stock options to acquire shares of common stock																					240,529
Stock Options Vested								253,892	173,715
Rsus Granted														20,959
Stock Options To Acquire Shares Of Common Stock Per Share																					$ 0.7905
Additional Option Shares																					80,176
Pre-vesting Option Shares																					66,813
Pre-vesting Option Shares Remaining																					13,363
Weighted Average Fair Value Grant Date																					$ 8.85
Employment Agreement Description								The stock options vest in 36 equal monthly installments of 6,681 shares during the three-year term of his Employment Agreement.
Restricted Stock Units [Member] | Executive Vice President [Member]
Stock options to acquire shares of common stock																33,333	33,333
Stock Options Vested								12,500
Stock Options To Acquire Shares Of Common Stock Per Share																$ 9.21
Stock Options To Acquire Shares Of Common Stock Rsu																16,667
Weighted Average Fair Value At Grant Date																$ 8.40
Stock Options To Acquire Share Of Common Stock Per Share																	$ 3.38
Stock Options To Acquire Share Of Common Stock Excercise																	$ 10.14
Stock Options To Acquire Share Of Common Stock Rsu																	3,333
Weighted Average Fair Value Per Share																	$ 10.14
Restricted Stock Units [Member] | Executive Vice Presidentof Salesand Marketingand Revenue Officer [Member]
Stock Options Vested				57,626		57,626		10,417
Options To Acquire Shares Of Common Stock								83,333
Options To Acquire Shares Of Common Stock Exercise Price								$ 9.21
Total Compensation Cost Not Yet Recognized Period For Recognition								1 year
Stock Options [Member]
Stock options to acquire shares of common stock				1,106,587		1,106,587		1,036,587	840,641
Vested shares				846,269		846,269		618,840	400,723
Non-vested shares				277,087		277,087		417,747	439,918
Granted Stock Options To Acquire Shares Of Common Stock								386,667
Common Stock Exercise Prices Range								$8.31 to $10.74
Stock Options Vest								over 6 months to 3-year terms
Fair Value Of Options Granted								$ 3,074,000
Stock Options Vested								42,227
General And Administrative Expense						$ 926,456	$ 243,023	$ 723,261	$ 239,478
Unrecognized Compensation Expense						$ 1,707,554		$ 2,200,000
Share-based Awards To Be Recognized								five months to three years
Stock Warrant [Member]
Number Of Warrants Outstanding				938,090		938,090		47,687	106,667
Common stock purchase				101,626		101,626									406,504		334,167	334,167
Common stock purchase per share															$ 6		$ 9	$ 9
Outstanding Balance Of All Non-employee Stock Warrants								836,464	194,772
Non-employee Detached Free-standing Stock Warrants Granted				5,372,803	334,167	5,372,803	334,167	740,671	146,667
Fair Value Of Non-employee Stock Warrants Granted						$ 6,441,108	$ 1,092,708	$ 1,939,756	$ 915,124
Common Stock For Issuance Stock Options And Restricted Stock Units																						1,282,823
Number of authorized shares																						1,282,823
Authorization of shares of common stock																						1,733,333
Public offering				4,705,884		4,705,884
Underwriter				424,116		424,116
Warrants to purchase				141,177		141,177
Exercise prices				$ 4.25		$ 4.25
Underwriter exercise prices				4.25		4.25
Warrants to purchase exercise prices				$ 5.3125		$ 5.3125
Representative Warrants				5,700,000		5,700,000